UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity:  333-113543-33


                     IXIS Real Estate Capital Trust 2006-HE2
  -----------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           56-2596084, 56-2596086, 56-2596088, 56-2596090, 56-2596092
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
      A1              [   ]           [   ]           [ x ]
      A2              [   ]           [   ]           [ x ]
      A3              [   ]           [   ]           [ x ]
      A4              [   ]           [   ]           [ x ]
      M1              [   ]           [   ]           [ x ]
      M2              [   ]           [   ]           [ x ]
      M3              [   ]           [   ]           [ x ]
      M4              [   ]           [   ]           [ x ]
      M5              [   ]           [   ]           [ x ]
      M6              [   ]           [   ]           [ x ]
      B1              [   ]           [   ]           [ x ]
      B2              [   ]           [   ]           [ x ]
      B3              [   ]           [   ]           [ x ]
      B4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement  to  Certificateholders  on  October 25,  2006  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   October 27, 2006

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass-Through Certificates Series 2006-HE2 relating to the October 25, 2006 distribution.


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE2
                                October 25, 2006


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com


                                         IXIS Real Estate Capital Trust, Series 2006-HE2
                                                 Statement to Certificateholders
                                                         October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                       DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1      401,770,000.00    322,322,931.83   22,864,518.69    1,447,400.05     24,311,918.74     0.00        0.00     299,458,413.14
A2      124,280,000.00    124,280,000.00            0.00      564,295.21        564,295.21     0.00        0.00     124,280,000.00
A3      168,720,000.00    168,720,000.00            0.00      771,698.27        771,698.27     0.00        0.00     168,720,000.00
A4      108,225,000.00    108,225,000.00            0.00      504,020.29        504,020.29     0.00        0.00     108,225,000.00
M1       34,500,000.00     34,500,000.00            0.00      161,534.03        161,534.03     0.00        0.00      34,500,000.00
M2       32,000,000.00     32,000,000.00            0.00      150,628.46        150,628.46     0.00        0.00      32,000,000.00
M3       18,500,000.00     18,500,000.00            0.00       87,236.21         87,236.21     0.00        0.00      18,500,000.00
M4       16,500,000.00     16,500,000.00            0.00       78,767.52         78,767.52     0.00        0.00      16,500,000.00
M5       16,000,000.00     16,000,000.00            0.00       76,913.83         76,913.83     0.00        0.00      16,000,000.00
M6       15,000,000.00     15,000,000.00            0.00       72,981.49         72,981.49     0.00        0.00      15,000,000.00
B1       14,000,000.00     14,000,000.00            0.00       73,831.27         73,831.27     0.00        0.00      14,000,000.00
B2       11,500,000.00     11,500,000.00            0.00       61,605.21         61,605.21     0.00        0.00      11,500,000.00
B3       10,000,000.00     10,000,000.00            0.00       60,651.28         60,651.28     0.00        0.00      10,000,000.00
B4       10,000,000.00     10,000,000.00            0.00       64,400.43         64,400.43     0.00        0.00      10,000,000.00
P               100.00            100.00            0.00      398,313.46        398,313.46     0.00        0.00             100.00
R                 0.00              0.00            0.00            0.00              0.00     0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  980,995,100.00    901,548,031.83   22,864,518.69    4,574,277.01     27,438,795.70     0.00        0.00     878,683,513.14
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED     DEFERRED    NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
X     19,004,900.00    19,004,900.00          0.00           1,671,263.16    1,671,263.16    0.00          0.00      19,004,900.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          CURRENT
                            BEGINNING                                                           ENDING                    PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST           TOTAL        PRINCIPAL      CLASS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46602WAA2     802.25734084    56.90947231          3.60255880          60.51203111      745.34786853  A1     5.390000 %
A2        46602WAB0   1,000.00000000     0.00000000          4.54051505           4.54051505    1,000.00000000  A2     5.450000 %
A3        46602WAC8   1,000.00000000     0.00000000          4.57383991           4.57383991    1,000.00000000  A3     5.490000 %
A4        46602WAD6   1,000.00000000     0.00000000          4.65715214           4.65715214    1,000.00000000  A4     5.590000 %
M1        46602WAE4   1,000.00000000     0.00000000          4.68214580           4.68214580    1,000.00000000  M1     5.620000 %
M2        46602WAF1   1,000.00000000     0.00000000          4.70713938           4.70713938    1,000.00000000  M2     5.650000 %
M3        46602WAG9   1,000.00000000     0.00000000          4.71547081           4.71547081    1,000.00000000  M3     5.660000 %
M4        46602WAH7   1,000.00000000     0.00000000          4.77378909           4.77378909    1,000.00000000  M4     5.730000 %
M5        46602WAJ3   1,000.00000000     0.00000000          4.80711438           4.80711438    1,000.00000000  M5     5.770000 %
M6        46602WAK0   1,000.00000000     0.00000000          4.86543267           4.86543267    1,000.00000000  M6     5.840000 %
B1        46602WAL8   1,000.00000000     0.00000000          5.27366214           5.27366214    1,000.00000000  B1     6.330000 %
B2        46602WAM6   1,000.00000000     0.00000000          5.35697478           5.35697478    1,000.00000000  B2     6.430000 %
B3        46602WAN4   1,000.00000000     0.00000000          6.06512800           6.06512800    1,000.00000000  B3     7.280000 %
B4        46602WAP9   1,000.00000000     0.00000000          6.44004300           6.44004300    1,000.00000000  B4     7.685463 %
P         N/A         1,000.00000000     0.00000000 *******************  *******************    1,000.00000000  P      0.000000 %
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                  919.01379714    23.30747492          4.66289486          27.97036978      895.70632222
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                           BEGINNING                                                          ENDING                    PASS-THRU
CLASS       CUSIP          PRINCIPAL       PRINCIPAL          INTEREST          TOTAL         PRINCIPAL      CLASS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
X           N/A         1,000.00000000    0.00000000         87.93854006     87.93854006   1,000.00000000     X        0.000000 %
-----------------------------------------------------------------------------------------------------------------------------------

                                         IXIS Real Estate Capital Trust, Series 2006-HE2
                                                 Statement to Certificateholders
                                                         October 25, 2006

                     Subordinated Amount Reporting:
Sec. 4.03            Subordinated Amount                                                                            19,000,000.00
Sec. 4.03            Specified Subordinated Amount                                                                  19,000,000.00
Sec. 4.03            Subordinated Deficiency Amount                                                                          0.00
Sec. 4.03            Overcollateralization Release Amount                                                                    0.00
Sec. 4.03            Monthly Excess Interest                                                                         1,716,546.91
Sec. 4.03            Monthly Excess Cash Flow Amount                                                                 1,716,546.91
Sec. 4.03            Extra Principal Distribution Amount                                                                44,912.61

                     Expense Fees Detail:
Sec. 4.03            Securities Administrator Fee                                                                        2,684.93
Sec. 4.03            Custodial Fee                                                                                       1,150.69
Sec. 4.03            Servicing Fee                                                                                     383,561.69

                     Advance Summary Detail:
Sec. 4.03            Current PI Advances                                                                             3,238,635.55
Sec. 4.03            Outstanding PI Advances                                                                                 0.00

                     Collateral Summary Detail:
Sec. 4.03            Beginning Collateral Balance                                                                  920,548,031.83
Sec. 4.03            Ending Collateral Balance                                                                     897,683,513.14
Sec. 4.03            Beginning Number of Loans                                                                               0.00
Sec. 4.03            Ending Number of Loans                                                                              4,391.00
Sec. 4.03            Weighted Average Gross Mortgage Rate                                                               8.198622%
Sec. 4.03            Weighted Average Net Mortgage Rate                                                                 7.693622%
Sec. 4.03            Weighted Average Term to Maturity                                                                     347.00

Sec. 4.03            Loans Delinquent

                     Group Totals
                     Period             Number      Principal Balance     Percentage
                     31-60 days          141          31,352,101.78         3.49%
                     61-90 days           58          12,721,892.91         1.42%
                     91+days              40           7,922,944.23         0.88%
                     Total               239          51,996,938.92         5.79%

                     Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03            Outstanding Balance of Sixty Plus Day Delinquent                                               51,606,562.63

Sec. 4.03            Loans in Foreclosure
                     Number of Loans in Foreclosure 0 to 30 Days Delinquent                                                  5.00
                     Balance of Loans in Foreclosure 0 to 30 Days Delinquent                                           964,623.50
                     Number of Loans in Foreclosure 31 to 60 Days Delinquent                                                14.00
                     Balance of Loans in Foreclosure 31 to 60 Days Delinquent                                        2,215,302.91
                     Number of Loans in Foreclosure 61 to 90 Days Delinquent                                                22.00
                     Balance of Loans in Foreclosure 61 to 90 Days Delinquent                                        6,140,838.37
                     Number of Loans in Foreclosure 91+ Days Delinquent                                                     75.00
                     Balance of Loans in Foreclosure 91+ Days Delinquent                                            18,756,164.77

                     Group 1
                     Number      Principal Balance      Percentage
                                                              %

Sec. 4.03            Loans in Bankruptcy
                     Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                                   4.00
                     Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                                            834,402.75
                     Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                                  1.00
                     Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                                           116,312.95
                     Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                                  2.00
                     Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                           588,021.48
                     Number of Loans in Bankruptcy 91+ Days Delinquent                                                       3.00
                     Balance of Loans in Bankruptcy 91+ Days Delinquent                                                387,472.00

                     Group 1
                     Number      Principal Balance      Percentage
                                                              %

Sec. 4.03            Loans in REO

                     Group 1
                     Number      Principal Balance      Percentage
                                                              %

Sec. 4.03            REO Book Value                                                                                    958,586.76

                     Collections Summary:
                     Principal Funds:
                     Scheduled Principal Payments                                                                      363,117.80
                     Principal Prepayments                                                                          22,470,391.61
                     Curtailments                                                                                       30,839.14
                     Curtailment Interest Adjustments                                                                      170.14
                     Repurchase Principal                                                                                    0.00
                     Substitution Amounts                                                                                    0.00
                     Net Liquidation Proceeds (Total)                                                                        0.00
                     Other Principal Adjustments (Total)                                                                     0.00

                     Interest Funds:
                     Gross Interest                                                                                  6,289,354.82
                     Servicing Fees                                                                                    383,561.69
                     Securities Administrator                                                                            2,684.93
                     Custodial Fee                                                                                       1,150.69

                     Prepayment Penalties:
                     Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                         60
                     Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected             13,067,562.89
                     Amount of Prepayment Penalties Collected                                                          398,313.46

                     Group 1
                     Number      Principal Balance      Percentage
                                                              %


                     Prepayment Rate Calculations
                     Constant Prepayment Rate (CPR)
                                     One Month CPR                                                                     25.657285%
                                     Three Month Average CPR                                                           27.427032%

                     Loss Detail:
                     Loss Reporting:
                     Number of Loans Liquidated                                                                              2.00
                     Current Realized Losses Incurred                                                                   44,912.61
                     Net Liquidation Proceeds                                                                                0.00
                     Loss Severity  %                                                                                 100.000000%

                     Total Loss Reporting:
                     Cumulative Number of Loans Liquidated                                                                   2.00
                     Cumulative Realized Losses Incurred                                                                44,912.61
                     Cumulative Net Liquidation Proceeds                                                                     0.00
                     Cumulative Loss Severity  %                                                                      100.000000%

                     Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

                     Default Rates
                     MDR (Monthly Default Rate)
                     Current MDR                                                                                        0.004879%
                     3 Month Average MDR                                                                                0.001626%
                     12 Month Average MDR                                                                               0.000976%
                     Cumulative MDR                                                                                     0.004491%
                     Average MDR Since Cut-Off                                                                          0.000898%

                     CDR (Conditional Default Rate)
                     Current Conditional Default Rate                                                                   0.058531%
                     3 Month Average CDR                                                                                0.019510%
                     12 Month Average CDR                                                                               0.011706%
                     Cumulative CDR                                                                                     0.053882%
                     Average CDR Since Cut-Off                                                                          0.010776%

Sec. 4.03            Unpaid And Applied Realized Loss Amounts
                     Class M1 Unpaid Realized Loss Amount                                                                    0.00
                     Class M1 Applied Realized Loss Amount                                                                   0.00
                     Class M2 Unpaid Realized Loss Amount                                                                    0.00
                     Class M2 Applied Realized Loss Amount                                                                   0.00
                     Class M3 Unpaid Realized Loss Amount                                                                    0.00
                     Class M3 Applied Realized Loss Amount                                                                   0.00
                     Class M4 Unpaid Realized Loss Amount                                                                    0.00
                     Class M4 Applied Realized Loss Amount                                                                   0.00
                     Class M5 Unpaid Realized Loss Amount                                                                    0.00
                     Class M5 Applied Realized Loss Amount                                                                   0.00
                     Class M6 Unpaid Realized Loss Amount                                                                    0.00
                     Class M6 Applied Realized Loss Amount                                                                   0.00
                     Class B1 Unpaid Realized Loss Amount                                                                    0.00
                     Class B1 Applied Realized Loss Amount                                                                   0.00
                     Class B2 Unpaid Realized Loss Amount                                                                    0.00
                     Class B2 Applied Realized Loss Amount                                                                   0.00
                     Class B3 Unpaid Realized Loss Amount                                                                    0.00
                     Class B3 Applied Realized Loss Amount                                                                   0.00
                     Class B4 Unpaid Realized Loss Amount                                                                    0.00
                     Class B4 Applied Realized Loss Amount                                                                   0.00

Sec. 4.03            Unpaid Interest
                     Class A1 Unpaid Interest Shortfall                                                                      0.00
                     Class A2 Unpaid Interest Shortfall                                                                      0.00
                     Class A3 Unpaid Interest Shortfall                                                                      0.00
                     Class A4 Unpaid Interest Shortfall                                                                      0.00
                     Class M1 Unpaid Interest Shortfall                                                                      0.00
                     Class M2 Unpaid Interest Shortfall                                                                      0.00
                     Class M3 Unpaid Interest Shortfall                                                                      0.00
                     Class M4 Unpaid Interest Shortfall                                                                      0.00
                     Class M5 Unpaid Interest Shortfall                                                                      0.00
                     Class M6 Unpaid Interest Shortfall                                                                      0.00
                     Class B1 Unpaid Interest Shortfall                                                                      0.00
                     Class B2 Unpaid Interest Shortfall                                                                      0.00
                     Class B3 Unpaid Interest Shortfall                                                                      0.00
                     Class B4 Unpaid Interest Shortfall                                                                      0.00
                     Class X Unpaid Interest Shortfall                                                                       0.00

Sec. 4.03            Current Period Relief Act/ Prepayment Interest Shortfalls                                           1,059.09
                     Class A1 Interest Reduction                                                                           367.12
                     Class A2 Interest Reduction                                                                           143.13
                     Class A3 Interest Reduction                                                                           195.73
                     Class A4 Interest Reduction                                                                           127.84
                     Class M1 Interest Reduction                                                                            40.97
                     Class M2 Interest Reduction                                                                            38.21
                     Class M3 Interest Reduction                                                                            22.13
                     Class M4 Interest Reduction                                                                            19.98
                     Class M5 Interest Reduction                                                                            19.51
                     Class B1 Interest Reduction                                                                            18.73
                     Class M6 Interest Reduction                                                                            18.51
                     Class B3 Interest Reduction                                                                            15.38
                     Class B4 Interest Reduction                                                                            16.24
                     Class X Interest Reduction                                                                              0.00

                     Trigger Event                                                                                             NO
                     TEST I - Trigger Event Occurrence                                                                         NO
                     (Is 3 Month Rolling Delinquency Percentage > 39.70% (or 49.23% if A Bonds are paid off) of Senior
                     Enhancement Percentage ?)
                     Delinquency Percentage                                                                              3.77807%
                     39.70% of of Senior Enhancement Percentage                                                          1.81815%
                     OR
                     TEST II - Trigger Event Occurrence                                                                        NO
                     (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                     Cumulative Realized Losses as % of Original Loan Bal                                                0.02569%
                     Required Cumulative Loss %                                                                          0.00000%

Sec. 4.03            Available Funds
                     Available Funds                                                                                29,116,318.53
                     Interest Remittance Amount                                                                      6,296,712.45
                     Principal Remittance Amount                                                                    22,819,606.08

                     Class X Distributable Amount                                                                    1,671,263.16
                     Subsequent Recoveries                                                                                   0.00

                     Basis Risk Shortfalls
                     Class A1 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class A2 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class A3 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class A4 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class M1 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class M2 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class M3 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class M4 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class M5 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class M6 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class B1 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class B2 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class B3 Aggregate Basis Risk Shortfall                                                                 0.00
                     Class B4 Aggregate Basis Risk Shortfall                                                               371.15

                     Basis Risk Shortfalls Repaid this Period
                     Class A1 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class A2 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class A3 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class A4 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class M1 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class M2 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class M3 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class M4 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class M5 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class M6 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class B1 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class B2 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class B3 Basis Risk Shortfalls Repaid this Period                                                       0.00
                     Class B4 Basis Risk Shortfalls Repaid this Period                                                     371.15

                     Excess Reserve Fund Account                                                                             0.00

                     Swap Account:
                     Net Swap Payment Due                                                                                6,259.69
                     Net Swap Payment Paid                                                                               6,259.69
                     Net Swap Receipt Due                                                                                    0.00

                     Beginning Balance                                                                                       0.00
                     Additions to the Swap Account                                                                       6,259.69
                     Withdrawals from the Swap Account                                                                   6,259.69
                     Ending Balance                                                                                          0.00

                     Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator
                     has knowledge or has received written notice:                                                            N/A
                     Material Breaches of any covenants under this Agreement of which the Securities Administrator
                     has knowledge or has received written notice:                                                            N/A
                     Capitalized Interest Account:
                     Beginning Balance                                                                                     100.00
                     Withdrawals from the Cap Account                                                                        0.00
                     Ending Balance                                                                                        100.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.